Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Cash and cash equivalents	$ 352	$ 586
Short-term investments	$ 50	$ 0
Retail | Minimum
Financial Instruments
Fair value assumption, interest rate	4.74%	3.78%
Retail | Maximum
Financial Instruments
Fair value assumption, interest rate	7.13%	6.93%
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	$ 352	$ 586
Short-term investments	50	0
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	939	929
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	522	532
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	191	203
Book Value
Financial Instruments
Cash and cash equivalents	352	586
Short-term investments	50	0
Book Value | Retail
Financial Instruments
Long-term debt	917	917
Book Value | Institutional
Financial Instruments
Long-term debt	534	533
Book Value | Other
Financial Instruments
Long-term debt	$ 191	$ 203